RELATED PARTY TRANSACTIONS - Founder Shares (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member]			3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 16, 2021 $ / shares shares	Jan. 05, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) D $ / shares
Related Party Transaction [Line Items]
Aggregate purchase price | $			$ 25,000		$ 25,000
Purchase price | $ / shares					$ 10.00
Founder Shares
Related Party Transaction [Line Items]
Aggregate purchase price | $				$ 13,796,426	$ 13,796,426
Sponsor forfeited common stock	1,618,434
Stock sold	1,618,434
Purchase price | $ / shares	$ 0.006			$ 8.54	$ 8.54
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price | $		$ 25,000
Common shares, shares outstanding (in shares)	5,031,250
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Stock sold	1,618,434	4,312,500